Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities (Tables) [Abstract]
Accrued Product Warranty

	2011	2010	2011
Balance at beginning of year	¥23,758	¥28,256	$286,241
Addition	27,091	21,149	326,398
Utilization	(21,352)	(25,477)	(257,253)
Other	(966)	(170)	(11,639)

Balance at end of year	¥28,531	¥23,758	$343,747